UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one):    [  ]  is a restatement.
                                    [  ]  adds new holdings
                                    [  ]  entries.

Institutional Investment Manager Filing this Report:

Name:          David A. Charnes
Address:       CSX Capital Management, Inc.
               901 East Cary Street, Suite 1600
               Richmond, VA   23219

Form 13F File Number:   28-3167

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          David A. Charnes
Title:         Vice President
Phone:         (804) 782-6738

Signature, Place, and Date of Signing

 /s/    David A. Charnes                     Richmond, VA         April 26, 2000
 -----------------------

Report Type (Check only one):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $266,282,170


List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     Form 13F INFORMATION TABLE


    Name of Issuer          Title of Class   CUSIP      Value      Shares or   Share/ PUT/   Invest.  Other Voting Authority Shares
                                                                    Prin Amt    PRN   CALL Discretion Mgrs.  Sole   Shared   None
GENUINE PT CO                      Common    372460-10   7,162,500     300,000               Sole            300,000
CHUBB CORP                         Common    171232-10  10,134,375     150,000               Sole            150,000
HERSHEY FOODS                      Common    427866-10   4,875,000     100,000               Sole            100,000
CATERPILLER INC COM                Common    149123-10   5,915,625     150,000               Sole            150,000
BESTFOODS COM                      Common    08658U-10   7,490,000     160,000               Sole            160,000
GEN MILLS INC                      Common    370334-10   8,142,188     225,000               Sole            225,000
KIMBERLY-CLARK CORP                Common    494368-10   8,970,000     160,000               Sole            160,000
PITNEY BOWES INC COM               Common    724479-10   6,703,125     150,000               Sole            150,000
MCGRAW HILL COMPANIES INC COM      Common    580645-10   2,275,000      50,000               Sole             50,000
MERCK & COMPANY                    Common    589331-10   4,659,375      75,000               Sole             75,000
FORTUNE BRANDS INC                 Common    349631-10   6,250,000     250,000               Sole            250,000
EXXON MOBIL CORP COM               Common    30231G-10   7,793,750     100,000               Sole            100,000
HEWLETT-PACKARD CO                 Common    428236-10   6,643,750      50,000               Sole             50,000
DUN & BRADSTREET CORP DEL          Common    26483B-10   7,156,250     250,000               Sole            250,000
CHEVRON CORP COM                   Common    166751-10   9,243,750     100,000               Sole            100,000
TEXACO INC                         Common    881694-10   6,718,750     125,000               Sole            125,000
CONOCO INC                         Common    208251-40   2,360,857      92,131               Sole             92,131
INTL PAPER CO COM                  Common    460146-10   6,349,230     148,520               Sole            148,520
CONAGRA INC COM                    Common    205887-10   6,343,750     350,000               Sole            350,000
WACHOVIA CORP                      Common    929771-10   5,094,213      75,400               Sole             75,400
WEYERHAEUSER CO                    Common    962166-10   7,125,000     125,000               Sole            125,000
GATX CORP                          Common    361448-10   7,600,000     200,000               Sole            200,000
THOMAS & BETTS CORP                Common    884315-10   5,650,000     200,000               Sole            200,000
DEERE & CO                         Common    244199-10   8,170,000     215,000               Sole            215,000
DPL CO                             Common    233293-10     694,403      31,297               Sole             31,297
EATON CORP                         Common    278058-10   8,580,000     110,000               Sole            110,000
MORGAN J P & CO INC COM            Common    616880-10   8,563,750      65,000               Sole             65,000
NATL CY CORP                       Common    635405-10   7,218,750     350,000               Sole            350,000
MARSH & MC LENNAN CO'S INC         Common    571748-10   8,273,438      75,000               Sole             75,000
AMER GEN CORP COM                  Common    026351-10   7,015,625     125,000               Sole            125,000
TECO ENERGY INC COM                Common    872375-10   4,373,438     225,000               Sole            225,000
GTE CORP                           Common    362320-10   7,100,000     100,000               Sole            100,000
SBC COMMUNICATIONS INC.            Common    78387G-10   7,371,875     175,000               Sole            175,000
SYSCO CORP COM                     Common    871829-10   7,225,000     200,000               Sole            200,000
ANHEUSER-BUSCH CO INC COM          Common    035229-10   6,225,000     100,000               Sole            100,000
MAYTAG CORP COM                    Common    578592-10   6,625,000     200,000               Sole            200,000
RPM INC COM                        Common    749685-10   4,675,000     425,000               Sole            425,000
CONOCO INC                         Common    208251-30   5,540,625     225,000               Sole            225,000
EMERSON ELEC CO                    Common    291011-10   5,312,500     100,000               Sole            100,000
DAIMLER CHRYSLER                   Common    D1668R-12   4,080,028      62,350               Sole             62,350
MEAD CORP                          Common    582834-10   6,987,500     200,000               Sole            200,000
SAFECO CORP COM                    Common    786429-10   1,593,750      60,000               Sole             60,000
GRAND TOTAL                                            266,282,170   6,629,698                             6,629,698
